                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K Capital Partners, LLC
   Address:      75 Park Plaza
                 Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
Title:   Chief Financial Officer
Phone:   617-646-7728

Signature, Place, and Date of Signing:

       /s/ Robert T. Needham             Boston, MA       November 14, 2005
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 12
                                        --------------------

Form 13F Information Table Value Total: $670,934
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE     SHARED NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------    ------ ----
American International
  Group                      Common Stock  026874107   55,882   901,900   SH           Sole                    901,900
Guidant Corp                 Common Stock  401698105  266,267 3,865,100   SH           Sole                  3,865,100
Healthsouth Corp             Common Stock  421924101    4,140 1,000,000   SH           Sole                  1,000,000
Hollinger International      Common Stock  435569108   24,371 2,486,800   SH           Sole                  2,486,800
Mittal Steel Company NV      ADR           60684P101   25,137   872,800   SH           Sole                    872,800
Officemax                    Common Stock  67622P101  191,575 6,049,098   SH           Sole                  6,049,098
Pioneer Natural Resources    Common Stock  723787107   48,873   889,900   SH           Sole                    889,900
SPDR Trust Series 1          Common Stock  78462F103    3,624    29,450   SH           Sole                     29,450
Streettracks DJ EURO
  Stk 50                     Common Stock  863308201    8,328   202,000   SH           Sole                    202,000
Streettracks Gold Trust      Common Stock  863307104   11,675   250,000   SH           Sole                    250,000
Time Warner                  Common Stock  887317105   30,932 1,708,000   SH           Sole                  1,708,000
St. Jude Medical Inc
  Oct 05 40P                 Options-Puts  790849103      131     7,500   SH   PUT     Sole                      7,500